Stock-based compensation - Stock-based compensation expenses (Details) (General and administrative expenses, CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	3,305	6,193
Share option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	921	981
Liability classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	790	2,652
Equity classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	419	0
Performance restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	94	0
Liability classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	(1,100)	2,560
Equity classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	2,181	0